Property, equipment and software, net	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Property, equipment and software, net

7. Property, equipment and software, net

Property, equipment and software and its related accumulated depreciation and accumulated impairment as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Power banks	833,257	705,445
Cabinets	1,159,455	521,996
Software	23,039	28,160
Photovoltaic power stations	—	22,688
Production tools	13,847	15,214
Computer and electronic equipment	13,445	14,370
Leasehold improvements	3,902	4,063
Construction in progress	150,654	19
Others	844	831
Subtotal	2,198,443	1,312,786
Less: Accumulated depreciation	(1,291,203)	(974,462)
Less: Accumulated impairment	(20,780)	(15,518)
Property, equipment and software, net	886,460	322,806

For the years ended December 31, 2021, 2022 and 2023, depreciation expenses were RMB396,906, RMB421,345 and RMB257,630 respectively.

For the years ended December 31, 2021, 2022 and 2023, impairment charges were nil, RMB21,560 and RMB2,588, respectively.

The summary of the leased cabinets under finance leases is as below:

	As of December 31,
	2022	2023
	RMB	RMB
Cabinets	154,822	—
Less: Accumulated depreciation	(111,183)	—
Less: Accumulated impairment	(3,018)	—
	40,621	—